ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

May 4, 2018	William M. Beaudoin T +1 617 854 2337 William.Beaudoin@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds

        File Nos. 333-84639; 811-09521

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), AMG Funds (the “Trust”) hereby certifies that the following forms of prospectus and statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s Post-Effective Amendment No. 198 to its Registration Statement on Form N-1A, which was filed by electronic transmission on April 30, 2018 pursuant to Rule 485(b) under the 1933 Act and is the most recent amendment to the Trust’s Registration Statement on Form N-1A:

(i)	Prospectus for AMG Chicago Equity Partners Small Cap Value Fund, dated May 1, 2018;

(ii)	Prospectus for AMG GW&K Municipal Bond Fund, AMG GW&K Small Cap Core Fund, AMG GW&K Municipal Enhanced Yield Fund and AMG GW&K Small/Mid Cap Fund, dated May 1, 2018;

(iii)	Prospectus for AMG Renaissance Large Cap Growth Fund and AMG Renaissance International Equity Fund, dated May 1, 2018;

(iv)	Prospectus for AMG Managers Skyline Special Equities Fund, dated May 1, 2018;

May 4, 2018

(v)	Prospectus for AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund, AMG TimesSquare International Small Cap Fund and AMG TimesSquare Emerging Markets Small Cap Fund, dated May 1, 2018;

(vi)	Prospectus for AMG Yacktman Focused Fund, AMG Yacktman Fund, AMG Yacktman Special Opportunities Fund and AMG Yacktman Focused Fund – Security Selection Only, dated May 1, 2018;

(vii)	Statement of Additional Information for AMG Chicago Equity Partners Small Cap Value Fund, AMG GW&K Small Cap Core Fund, AMG GW&K Small/Mid Cap Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, AMG Renaissance Large Cap Growth Fund , AMG Renaissance International Equity Fund, AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund, AMG TimesSquare International Small Cap Fund, AMG TimesSquare Emerging Markets Small Cap Fund and AMG Managers Skyline Special Equities Fund, dated May 1, 2018; and

(viii)	Statement of Additional Information for AMG Yacktman Focused Fund, AMG Yacktman Focused Fund – Security Selection Only, AMG Yacktman Fund and AMG Yacktman Special Opportunities Fund, dated May 1, 2018.

If you have any questions concerning this filing, please call me at (617) 854-2337.

Sincerely,

/s/ William M. Beaudoin
William M. Beaudoin